Fair Value of Financial Instruments - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Recurring [Member] - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Total financial assets	$ 6,493,000	$ 10,493,000	$ 15,411,000
Liabilities
Total financial liabilities		49,293,000	162,000
Redeemable Convertible Preferred Stock Warrant Liability [Member]
Liabilities
Total financial liabilities		49,293,000	162,000
Money Market Funds [Member]
Assets
Total financial assets		10,493,000	15,411,000
Level 1 [Member]
Assets
Total financial assets	6,493,000	10,493,000	15,411,000
Level 1 [Member] | Money Market Funds [Member]
Assets
Total financial assets		10,493,000	15,411,000
Level 1 [Member] | Colonnade Acquisition Corp. | Public Warrants [Member]
Liabilities
Total financial liabilities		35,800,000
Level 1 [Member] | Colonnade Acquisition Corp. | Marketable Securities Held In Trust [Member]
Assets
Total financial assets		200,061,054
Level 2 [Member]
Assets
Total financial assets	0	0
Level 2 [Member] | Colonnade Acquisition Corp. | Private Placement Warrants [Member]
Liabilities
Total financial liabilities		22,834,000
Level 3 [Member]
Assets
Total financial assets	$ 0	0
Liabilities
Total financial liabilities		49,293,000	162,000
Level 3 [Member] | Redeemable Convertible Preferred Stock Warrant Liability [Member]
Liabilities
Total financial liabilities		$ 49,293,000	$ 162,000